Other income and expenses	12 Months Ended
Dec. 31, 2021
Other income and expenses
Other income and expenses

8 Other income and expenses

8.1Other operating income

in EUR k	2021	2020	2019
Government grants	2,263	2,152	2641
Gain on disposal of property, plant and equipment	18	2	532
Exchange rate gains	—	—	314
Income from the reversal of provisions	—	—	89
Others	656	240	205
Total other operating income	2,936	2,394	3,781

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants. Other operating income includes a gain of EUR 387k from the forgiveness of a bank loan granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). (2020: EUR Nil).

In July 2019, the Group entered into a sale and leaseback transaction. According to which, the Group sold the Rostock headquarters building to a third party and then leased the building from the third party for a period of 12 years at a fixed rate per month with the option to extend. The sale of the Rostock headquarters in 2019 resulted in a gain of EUR 532k and was recognized in the period of sale. (See note 13)

8.2Other operating expenses

in EUR k	2021	2020	2019
Currency losses	86	10	192
Other	—	172	1,092
Total other operating expenses	86	182	1,284

Other operating expenses for the year ended December 31, 2019 included costs incurred related to the IPO charged to profit and loss of EUR 1,092k.

During the year ended December 31, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years and EUR 100k is outstanding as of December 31, 2021 (included in other assets, see note 15). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.

8.3Financial costs, net

in EUR k	2021	2020	2019
Interest expenses from loans	(267)	(173)	(1,690)
Currency losses	—	(362)	—
Unwinding of the discount on lease liabilities	(584)	(865)	(339)
Interest income from loans and receivables	3	6	16
Total	(848)	(1,394)	(2,013)

8.4Employee benefits expense

in EUR k	2021	2020	2019
Wages and salaries	43,533	31,121	23,854
Social security contributions	6,134	4,095	3,212
Share‑based payments	5,471	3,486	5,714
Termination benefits	1,158	569	63
Total	56,296	39,271	32,843

Social security contributions include contributions to state pension scheme of EUR 2,706k (2020: EUR 1,851k; 2019: EUR 1,136k) as defined contribution plan expenses. Additionally, the Company recognized compensation expense of EUR 3,252k (2020: EUR 2,775k; 2019: EUR 1,203k) for remuneration of supervisory board members, including share-based payments (see note 25).